                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-8895
                                  ---------------------------------------------

                                ING FUNDS TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 7337 E. Doubletree Ranch Road, Scottsdale, AZ              85258
-------------------------------------------------------------------------------
         (Address of principal executive offices)          (Zip code)


                            Theresa K. Kelety, Esq.
                              ING Investments, LLC
                         7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258

                                With copies to:
                            Jeffrey S. Puretz, Esq.
                                  Dechert LLP
                              1775 I Street, N.W.
                              Washington, DC 20006
-------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (800) 992-0180
                                                   ---------------------------

Date of fiscal year end:      March 31
                         -------------------

Date of reporting period:    July 1, 2003 - June 30, 2004
                          ----------------------------------

======================== ING CLASSIC MONEY MARKET FUND =========================


This fund had no proxy voting activity during the reporting period.


============================= ING GNMA INCOME FUND =============================


This fund had no proxy voting activity during the reporting period.


=========================== ING HIGH YIELD BOND FUND ===========================


This fund had no proxy voting activity during the reporting period.


======================= ING HIGH YIELD OPPORTUNITY FUND ========================


MPOWER HOLDINGS CORP.

Ticker:       MPE            Security ID:  62473L309
Meeting Date: NOV 12, 2003   Meeting Type: Annual
Record Date:  OCT 2, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Rolla P. Huff              For       For        Management
1.2   Elect Director Anthony J. Cassara         For       For        Management




========================== ING INTERMEDIATE BOND FUND ==========================


This fund had no proxy voting activity during the reporting period.


======================= ING LEXINGTON MONEY MARKET TRUST =======================


This fund had no proxy voting activity during the reporting period.


============================ ING MONEY MARKET FUND =============================


This fund had no proxy voting activity during the reporting period.


====================== ING NATIONAL TAX-EXEMPT BOND FUND =======================


This fund had no proxy voting activity during the reporting period.


=========================== ING STRATEGIC BOND FUND ============================


ING PRIME RATE TRUST

Ticker:       PPR            Security ID:  44977W106
Meeting Date: AUG 19, 2003   Meeting Type: Annual
Record Date:  JUN 9, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee Paul Doherty                For       Did Not    Management
                                                          Vote
1.2   Elect Trustee J. Michael Earley           For       Did Not    Management
                                                          Vote
1.3   Elect Trustee R. Barbara Gitenstein       For       Did Not    Management
                                                          Vote
1.4   Elect Trustee Thomas McInerney            For       Did Not    Management
                                                          Vote
1.5   Elect Trustee David Putnam                For       Did Not    Management
                                                          Vote
1.6   Elect Trustee Blaine Rieke                For       Did Not    Management
                                                          Vote
1.7   Elect Trustee John Turner                 For       Did Not    Management
                                                          Vote
1.8   Elect Trustee Roger Vincent               For       Did Not    Management
                                                          Vote
1.9   Elect Trustee Richard Wedemeyer           For       Did Not    Management
                                                          Vote
2.1   Elect Trustee Walter May                  For       Did Not    Management
                                                          Vote
2.2   Elect Trustee Jock Patton                 For       Did Not    Management
                                                          Vote
3     Ratify Auditors                           For       Did Not    Management
                                                          Vote
4     Approve Subadvisory Agreement             For       Did Not    Management
                                                          Vote
5     Other Business                            For       Did Not    Management
                                                          Vote

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                       ING FUNDS TRUST
             ------------------------------------------------------------------

By (Signature and Title)                /s/ James M. Hennessy
                        ------------------------------------------------------
                                President and Chief Executive Officer

Date                               August 30, 2004
     --------------------------------------------------------------------------